Annual Fund Operating Expenses - Great-West Government Money Market Fund	Apr. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.10%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.03%
Shareholder Services Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.13%
Fee Waiver and Expense Reimbursement	0.02%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.11%
Investor
Operating Expenses:
Management Fees	0.10%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.39%
Shareholder Services Fees	0.35%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.49%
Fee Waiver and Expense Reimbursement	0.03%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.46%

[1]	The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.11% of the Class's average daily net assets, excluding Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The Expense Limit will remain in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement. The Expense Limit cannot be increased without shareholder approval. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Great-West Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.